N-4	Jul. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Jul. 10, 2026
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective July 29, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio

Nationwide Advisory Retirement Income Annuity | Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio
Nationwide Advisory Retirement Income Annuity - New York
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective July 29, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio

Nationwide Advisory Retirement Income Annuity - New York | Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio